OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2025
Other Comprehensive Income (Loss), Tax [Abstract]
Schedule of Components of Comprehensive Income (Loss)
The following table presents the components of other comprehensive income (loss) in the consolidated statements of operations for the periods indicated:

	Years Ended December 31,
	2025			2024			2023
(Dollars in millions)	Before Tax	Tax Effect	Net of Tax	Before Tax	Tax Effect	Net of Tax	Before Tax	Tax Effect	Net of Tax
URA(D) of securities (1)	$876	$(136)	$740	$(167)	$70	$(97)	$843	$(101)	$743
Reclassification of net realized losses (gains)
included in net income (loss) (1)	142	(28)	114	(18)	6	(12)	285	(41)	244
Foreign currency translation and other adjustments	236	6	242	(139)	11	(128)	64	(5)	59
Benefit plan actuarial net gain (loss)	(12)	2	(9)	43	(9)	34	19	(4)	15
Reclassification of benefit plan liability amortization
included in net income (loss)	(2)	—	(1)	(2)	—	(1)	2	—	2
Total other comprehensive income (loss)	$1,241	$(155)	$1,086	$(283)	$79	$(204)	$1,214	$(151)	$1,063
(Some amounts may not reconcile due to rounding.)
(1) URA(D) of securities and Reclassification of net realized losses (gains) included in net income (loss) include URA(D) of fixed maturity, available for sale securities and equity method investments.

Schedule of Amount Reclassified from Accumulated Other Comprehensive Income (Loss)
The following table presents details of the amounts reclassified from accumulated other comprehensive income (loss) (“AOCI”) for the periods indicated:

	Years Ended December 31,		Affected line item within the statements of operations and comprehensive income (loss)
AOCI component	2025	2024
(Dollars in millions)
URA(D) of securities (1)	$142	$(18)	Net gains (losses) on investments
	(28)	6	Income tax expense (benefit)
	$114	$(12)	Net income (loss)

Benefit plan net gain (loss)	$(2)	$(2)	Other underwriting expenses
	—	—	Income tax expense (benefit)
	$(1)	$(1)	Net income (loss)
(Some amounts may not reconcile due to rounding.)
(1) URA(D) of securities includes URA(D) of fixed maturity, available for sale securities and equity method investments.

Schedule of Components of Accumulated Other Comprehensive Income (Loss), Net of Tax
The following table presents the components of AOCI, net of tax, in the consolidated balance sheets for the periods indicated:

	Years Ended December 31,
(Dollars in millions)	2025	2024
Beginning balance of URA(D) of securities (1)	$(831)	$(723)
Current period change in URA(D) of securities	854	(109)
Ending balance of URA(D) of securities	23	(831)

Beginning balance of foreign currency translation and other adjustments	(323)	(195)
Current period change in foreign currency translation and other adjustments	242	(128)
Ending balance of foreign currency translation and other adjustments	(81)	(323)

Beginning balance of benefit plan net gain (loss)	16	(16)
Current period change in benefit plan net gain (loss)	(10)	33
Ending balance of benefit plan net gain (loss)	6	16

Ending balance of accumulated other comprehensive income (loss)	$(52)	$(1,138)
(Some amounts may not reconcile due to rounding.)
(1) URA(D) of securities includes URA(D) of fixed maturity, available for sale securities and equity method investments.